MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Schedule of subsidiaries

NAME OF SUBSIDIARY	PRINCIPAL ACTIVITY	COUNTRY OF INCORPORATION	YEAR OF INCORPORATION
Quartier Nouveau Monde Inc.	Real estate company	Canada	2017
Nouveau Monde Europe LTD	Trading company	England and Wales	2020

Schedule of depreciation rates of property, plant and equipment

Buildings	10-25 years
Equipment	2-15 years
Furniture and other IT equipment	3-7 years
Rolling Stock	5 years

Schedule of depreciation rates of intangible assets

Licenses	2-10 years

Schedule of financial instruments

FINANCIAL ASSETS	CLASSIFICATION
Cash and cash equivalents	Amortized cost
Other receivables (excluding grants)	Amortized cost
Investment in listed shares	Fair value through profit or loss

FINANCIAL LIABILITIES	CLASSIFICATION
Accounts payable and accrued liabilities	Amortized cost
Borrowings	Amortized cost
Convertible Notes (debt host)	Amortized cost
Convertible Notes (embedded derivatives)	Fair value through profit or loss